Operating Segment and Geographic Information - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥) Segment	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)
Segment Reporting Information [Line Items]
Number of reportable operating segments | Segment	3
Net sales	¥ 163,329	¥ 111,878	¥ 132,903
KOREA, REPUBLIC OF
Segment Reporting Information [Line Items]
Net sales	28,296	30,994	31,777
TAIWAN, PROVINCE OF CHINA
Segment Reporting Information [Line Items]
Net sales	55,960	33,347	35,826
China And Others
Segment Reporting Information [Line Items]
Net sales	¥ 29,182	¥ 17,320	¥ 21,611
Consolidated net sales | One Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	15.00%	4.00%	14.00%
Consolidated net sales | Another Customer
Segment Reporting Information [Line Items]
Percentage of total consolidated net sales	10.00%	15.00%	6.00%